Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Current income tax provision	$ 2,844,087	$ 3,183,154
Deferred income tax provision
Total	$ 2,844,087	$ 3,183,154